Subsequent Events		6 Months Ended
	Sep. 30, 2020	Jun. 30, 2021
Subsequent Events
Subsequent Events

Note 11 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through June 3, 2021, the date the financial statements were issued required potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.